SCHEDULE OF PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 475,309	$ 198,427
Less: Accumulated depreciation	(153,670)	(22,280)
Total plant and equipment, net	321,639	176,147
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	147,353	132,154
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	231,992	66,273
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 95,964